OTHER INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER INVESTMENTS [Abstract]
Unlisted securities at cost	$ 19,862	$ 22,883
Less: other-than-temporary impairment losses recognized	(4,235)	(7,235)
Other investments	$ 15,627	$ 15,648